OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2015
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET
OTHER FINANCIAL ITEMS

Other financial items are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2015	2014	2015	2014
Amortization of deferred financing costs	(2,530)	(990)	(3,505)	(1,851)
Unrealized mark-to-market gains (losses) for interest rate swaps	5,976	(3,294)	71	(5,125)
Interest expense on un-designated interest rate swaps	(3,333)	(2,910)	(6,285)	(6,148)
Foreign exchange loss on capital lease obligations and related restricted cash	(516)	(234)	(90)	(99)
Foreign exchange losses on operations	(339)	—	(680)	—
Mark-to-market adjustment for currency swap derivatives and other	(726)	(567)	(1,349)	(976)
	(1,468)	(7,995)	(11,838)	(14,199)